FEDERATED EQUITY INCOME FUND, INC.
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                January 28, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED EQUITY INCOME FUND, INC. (the "Fund" or the "Registrant")
             Class A Shares
             Class B Shares
             Class C Shares
             Class F Shares
           1933 Act File No. 33-6901
           1940 Act File No. 811-4743


Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information] dated January 28, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 42 on January 28, 2008.

If you have any questions  regarding  this  certification,  please contact me at
(412) 288-8160.

                                                   Very truly yours,



                                                   /s/ C. Grant Anderson
                                                   C. Grant Anderson
                                                   Assistant Secretary